Reconciliation Between U.S. Gaap And Ifrs - Schedule of movements in the restructured prepetition liabilities (Parenthetical) (Detail)	Dec. 31, 2019
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Disclosure of comparative information prepared under previous GAAP [line items]
Debt instrument discount rate	12.60%
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Disclosure of comparative information prepared under previous GAAP [line items]
Debt instrument discount rate	16.40%